THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited - The acquisition OF YX Management Company Limited (Details) - USD ($)
			1 Months Ended
	Apr. 28, 2025	Mar. 18, 2025	Apr. 30, 2025	Sep. 30, 2025	Nov. 27, 2024	Sep. 30, 2024	Jun. 21, 2024
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Par value				$ 0.00833335		$ 0.00833335
Goodwill				$ 350,849,431
Common Class A
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Par value				$ 0.00833335	$ 0.00833335	$ 0.00833335	$ 0.00833335
YX Management Company Limited
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Company agreed to acquired		100.00%
Period of lock in time for shares issued as part of consideration after closing date for transfer or sale		60 months
Acquired equity interest, subsidiaries, percentage	100.00%	100.00%
The value of the shares issued	$ 95,000,000
Net assets	2,305,525
Goodwill	$ 92,694,475			$ 93,983,366
YX Management Company Limited | Common Class A
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Consideration shares	47,500,000	47,500,000	47,500,000
Par value		$ 0.00833335
Purchase price		$ 2
YX Management Company Limited | Martline Limited, Cymatrix Limited, Innovo Limited and Techvovo Limited
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Ownership interest (in percent)		100.00%